(COLORADO BONDSHARES LOGO)

Dear Shareholders:                                                  May 21, 2003

    Enclosed please find the operating results for Colorado BondShares for the semi-annual period ended March 31, 2003. This period is best characterized by a $0.31 per share dividend and unusual volatility in our share price. Put in perspective, our shares fluctuated $0.14 from top to bottom during the last two quarters. Many equities do that in an hour or less. But, it is unusual for us and to a large degree it was brought about by the volatility of one of our holdings, Denver International Airport. There has been concern about the future of United Airlines and their ability to pay debt service since they filed bankruptcy. I believe that this will likely be satisfactorily negotiated in the future but there will almost surely be some additional volatility in the price of the bonds due to ongoing uncertainty.

    Also, at this time, the Federal government is discussing the idea of excluding some or all of corporate dividends from taxable income. Questions have been asked by shareholders of the Fund about how this would impact the Fund's future. My feeling is that if it were to happen, and there is some feeling that it won't, the impact on Colorado BondShares will be relatively small for several reasons. While there are many stocks traded on the exchange that pay a dividend at or above 6%, Colorado BondShares has a history of paying a dividend in excess of 6% for 13 of the last 16 years. Bondholders buy bonds because they represent long-term commitments for which principal and interest are secured in some fashion and offer a fixed coupon for a period of years (usually ten). Dividends on stocks are not secured and are usually declared quarterly, changing periodically to reflect the earnings trends and prospects of the company. This has the effect of making them an ever-moving target because corporate earnings are a lot less predictable than the revenues of most municipalities. Likewise, the price of the underlying equity security is traditionally more volatile than are bonds and so the price movement of the investment itself takes on far more significance in measuring yields than does the dividend paid. Long story short, we think that municipal bonds are still the safest, purest way to receive income that is exempt from tax at the federal and state level.

    If a change in tax policy does occur, it could result in higher interest rates on municipals, but the shareholders of the Fund will ultimately benefit from that also. The question is how much price volatility will we see due to higher interest rates in the interim? The answer is that our volatility will probably be much less than most of the other municipal bond funds due to our relatively shorter-term mix of bonds and higher coupon securities.

                                          Sincerely,

                                          /s/ Fred R. Kelly, Jr.
                                          Fred R. Kelly, Jr.
                                          Portfolio Manager

OFFICERS AND TRUSTEES
  GEORGE N. DONNELLY, CHAIRMAN OF THE BOARD OF TRUSTEES
  BRUCE G. ELY, TRUSTEE
  ANDREW B. SHAFFER, PRESIDENT, SECRETARY, TREASURER AND TRUSTEE
  FRED R. KELLY, JR., PORTFOLIO MANAGER

INVESTMENT ADVISER
  FREEDOM FUNDS MANAGEMENT COMPANY

TRANSFER, SHAREHOLDER SERVICING, AND DIVIDEND DISBURSING AGENT
  FREEDOM FUNDS MANAGEMENT COMPANY

DISTRIBUTOR
  SMITH HAYES FINANCIAL SERVICES CORPORATION

CUSTODIAN OF PORTFOLIO SECURITIES
  WELLS FARGO INVESTMENTS AND TRUST,
  WELLS FARGO BANK WEST, N.A.

INDEPENDENT AUDITORS
  FORTNER, BAYENS, LEVKULICH & CO., P.C.

LEGAL COUNSEL
  KUTAK ROCK

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF COLORADO BONDSHARES -- A TAX-EXEMPT FUND. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIO IN ADDITION TO OTHER PERTINENT INFORMATION. SHARES OF COLORADO BONDSHARES -- A TAX-EXEMPT FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                            STATEMENT OF INVESTMENTS
              SEMI-ANNUAL PERIOD ENDED MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                                COLORADO MUNICIPAL BONDS -- 56.4%
   200,000    Academy Water and Sanitation District G.O. Series 1995, 6.50%-7.10%
                due 11/15/2003-05.................................................        212,446
   125,000    Arapahoe Water and Sanitation District G.O. Refunding and
                Improvement Series 1986, 8.50% due 12/1/2005(b)...................        139,454
   100,000    Arrowhead Metropolitan District G.O. Refunding Series 1994, 5.70%
                due 12/1/2003.....................................................        102,486
    30,000    Arrowhead Metropolitan District G.O. Improvement Series 1995A, 6.10%
                due 12/1/2003.....................................................         30,792
   950,000    Aurora Multifamily Housing Revenue (River Falls Project) Series
                1999A, 5.70% due 7/1/2029.........................................        929,661
   306,040    Aurora Centretech Metropolitan District G.O. Refunding and
                Improvement Series 1994, 6.00% due 12/1/2023(b)...................        437,190
   700,000    Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due
                10/1/2018.........................................................        675,675
 1,295,000    Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995,
                8.50% due 11/15/2015(b)...........................................      1,486,168
 5,215,000    Belle Creek Metropolitan District No. 1 G.O. Ltd. Tax Series 2000,
                8.00% due 12/1/2020...............................................      5,398,412
   200,000    Black Hawk (City of) Device Tax Revenue Series 1996, 5.75%-5.85% due
                12/1/2003-04......................................................        205,864
 2,250,000    Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due
                12/1/2021.........................................................      1,959,705
 1,135,000    Boulder County Multifamily Refunding and Improvement Revenue
                (Thistle Community Housing Project) Series 1999, 6.00%-7.375% due
                6/1/2011-19.......................................................      1,071,650
 6,830,000    Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange
                Series 2001A & B, 8.00% due 12/1/2019-22..........................      6,891,473
 6,000,000    Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00%
                due 12/1/2022.....................................................      6,075,180
 4,750,000    Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due
                12/01/2028........................................................      4,750,000
    25,000    Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008.....         30,185
   565,000    Castle Rock (Town of) LID Series 1988-2D Special Assessment,
                9.25%-10.375% due 12/1/2008(i)....................................         39,550

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
   165,000    Central City (City of) Excise Tax Revenue Refunding Series 1996,
                6.20%-6.60% due 12/1/2006-11......................................        118,538
 2,350,000    Central Platte Valley Metropolitan District Special Obligation
                Revenue Series 1998, 7.00% due 12/1/2017(b).......................      2,726,635
 2,009,520    Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                Series 1992A, principal only, 0.00% due 1/1/2027(a)(f)(i).........         10,048
 2,008,335    Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)..........      1,205,001
 6,465,662    Colorado Centre Metropolitan District Ltd. Tax and Special Revenue
                Series 1992B, 0.00% due 1/1/2032(a)(g)(i).........................         32,328
 3,855,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019.........      3,949,910
   935,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025...        976,523
 1,225,000    Colorado Educational & Cultural Facilities Authority Private School
                Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due
                6/1/2022..........................................................      1,235,829
   805,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Elbert County) Series 2000, 8.00% due 6/1/2004-10........        804,863
 2,115,000    Colorado Educational & Cultural Facilities Authority Charter School
                Revenue (Belle Creek Charter School Project) Series 2002A, 7.625%
                due 3/15/2032.....................................................      2,089,345
   520,000    Colorado Health Facilities Authority Zero Coupon Retirement Housing
                Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97%
                due 7/15/2020(b)(d)...............................................        222,160
 4,975,000    Colorado Housing and Finance Authority Multifamily Project 1.20% due
                10/1/2030(h)......................................................      4,975,000
   515,000    Colorado Postsecondary Educational Facilities Authority Revenue
                (National Technological University Project) Series 1993, 7.375%
                due 12/1/2010(b)..................................................        567,751
   685,000    Colorado Postsecondary Educational Facilities Authority Revenue
                (National Technological University Project) Series 1993, 7.75% due
                12/1/2010.........................................................        700,193
   710,000    Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due
                12/1/2014(h)(i)...................................................        397,430
   365,000    Cordillera Metropolitan District G.O. Series 1994A, 8.00% due
                12/1/2009(b)......................................................        409,096
   475,000    Cordillera Metropolitan District G.O. Series 1994, 8.25% due
                12/1/2013(b)......................................................        534,256
 1,025,000    Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due
                12/15/2017........................................................      1,037,423

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
 3,500,000    Cotton Ranch Metropolitan District G.O. Ltd. Tax Refunding Series
                1999A, 8.00% due 12/15/2017(h)....................................      3,104,678
 2,250,000    Cottonwood Water and Sanitation District Refunding Series 1996A,
                7.60% due 12/1/2012...............................................      2,399,805
19,098,288    Cottonwood Water and Sanitation District Capital Appreciation
                Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027(d).......      3,808,962
    85,000    Crested Butte (Town of) Sales Tax Revenue Series 1994, 6.35% due
                12/1/2003.........................................................         86,188
 1,875,000    Denver (City and County of) Subordinate Multifamily Housing Revenue
                (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032.....      1,843,669
12,795,000    Denver (City and County of) Special Facilities Airport Revenue
                (United Airlines Project) Series 1992A, 6.875% due 10/1/2032......      3,326,700
   775,000    Denver West Metropolitan District Series 1997B, 5.70% due
                12/1/2017.........................................................        792,290
    35,000    Dillon (Town of) Excise Tax Revenue Series 1994, 5.90% due
                6/1/2003..........................................................         35,232
   440,000    Eagle Riverview Affordable Housing Corporation Multifamily Housing
                Project Revenue Series 1999B, 7.00% due 7/1/2029..................        411,981
    90,000    El Paso County LID 85-2 Special Assessment Refunding Series 1988,
                8.875%-9.00%, due 9/1/2000(a).....................................          9,000
   100,000    El Paso County School District No. 2 --  Harrison G.O. Improvement
                Series 1994, 7.10% due 12/1/2004..................................        109,348
   500,000    El Paso County School District No. 20 G.O. Refunding Series 1993A,
                Zero Coupon, 6.10% due 6/15/2008(d)...............................        426,780
   314,025    Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series
                1999A, 7.50% due 4/5/2018.........................................        314,026
    25,000    Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A,
                8.50% due 12/15/2015(a)...........................................         10,500
 1,900,000    Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due
                12/1/2021.........................................................      1,897,834
 4,550,000    Fronterra Village Metropolitan District No. 2 G.O. Series 2003,
                8.00% due 12/1/2023...............................................      4,558,327
   500,000    Galleria Metropolitan District G.O. Series 1999, 7.25% due
                12/1/2019.........................................................        522,910
 1,960,000    Gateway Village GID G.O. Refunding and Improvement Series 1998,
                6.00% due 12/1/2018...............................................      1,868,056
   985,000    Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due
                6/1/2019..........................................................        982,035

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
   300,000    Grand Junction (City of) Downtown Development Authority Tax
                Increment Revenue Series 1996, 5.55%-5.65% due 11/15/2004-05......        311,656
   825,000    Greatrock North Water and Sanitation District Ltd. Tax G.O. Series
                1998, 8.00% due 12/1/2017.........................................        830,478
   510,000    Hamilton Creek Metropolitan District Series 1990, 0.00% due
                12/1/2004(a)(g)(i)................................................        464,100
   335,000    Idledale Colorado Fire Protection District G.O. Series 1993,
                5.20%-5.80% due 12/15/2003-07.....................................        336,889
   250,000    Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009....        255,765
 1,180,000    Littleton (The) Riverfront Authority Tax Increment Revenue Refunding
                Series 1999A-1, 8.00% due 12/1/2008...............................      1,199,045
 2,345,000    Moffat County Pollution Control Revenue Tri-State Generation and
                Transmission Series 1984, 1.35% due 7/1/2010(h)...................      2,345,000
   120,000    North Jeffco Park and Recreation District Golf Course Revenue Series
                1994, 6.00%-6.10% due 12/1/2003-04................................        123,734
 1,400,000    North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00%
                due 12/1/2020.....................................................      1,015,000
 2,800,000    North Range Village Metropolitan District G.O. Ltd. Tax Series 2000,
                8.00% due 12/1/2020...............................................      2,883,328
 1,365,000    North Range Village Metropolitan District G.O. Ltd. Tax Series 2001,
                4.9%-8.5% due 12/1/2021(h)........................................      1,372,808
    30,000    Otero County Swink School District No. 33 G.O. Building Series 1994,
                8.40% due 12/15/2003..............................................         31,538
 1,760,000    Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due
                12/1/2017.........................................................      1,816,443
 4,465,000    Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due
                12/1/2019.........................................................      4,712,049
 6,075,000    Rendevous Residential Metropolitan District G.O. Ltd. Tax Series
                2002, 8.00% due 12/1/2021.........................................      6,075,000
   156,142    Roxborough Village Metropolitan District Series 1993A, 9.00% due
                12/31/2016(i).....................................................        124,914
   275,422    Roxborough Village Metropolitan District Series 1993B, principal
                only, 0.00% due 12/31/2021(e)(i)..................................         12,394
   906,622    Roxborough Village Metropolitan District Series 1993C, 9.84% due
                12/31/2032(d)(i)..................................................            907
    44,889    Roxborough Village Metropolitan District Series 2003B, interest
                only, 9.00% due 12/31/2032(f)(i)..................................              0
   278,119    Roxborough Village Metropolitan District Series 1993B, interest
                only, 10.41% due 1/1/2043(f)(i)...................................            695

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                             COLORADO MUNICIPAL BONDS -- (CONTINUED)
   535,000    San Miguel County Housing Authority Multifamily (Telluride Village)
                Revenue Refunding Series 1993, 6.30% due 7/1/2013.................        547,107
 2,195,000    Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125%
                due 12/1/2016.....................................................      2,294,499
   940,000    Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998, 6.625%
                due 12/1/2017.....................................................      1,015,200
 1,495,000    City of Sheridan Colorado G. O. Series 1997A, 7.50% due 12/1/2016...      1,569,705
12,105,000    Silver Peaks Metropolitan District No. 1 Colorado Revenue Series
                2003, 8.00% due 12/1/2004-12(d)...................................      7,919,898
 1,000,000    Southpark Metropolitan District G.O. Refunding Series 1996, 6.60%
                due 12/1/2013.....................................................      1,065,310
    25,000    Southwest Commons Improvement District G.O. Series 1987, 9.25% due
                12/15/2006........................................................         25,551
 1,960,000    Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998,
                7.75% due 6/1/2018................................................      1,954,492
 3,315,000    Sterling Hills West Metropolitan District G.O. Ltd. Tax Series
                2001A, 8.00% due 12/1/2019........................................      3,305,353
 3,315,000    Sterling Hills West Metropolitan District G.O. Ltd. Tax Series
                2001B, 8.00% due 12/1/2021........................................      3,304,889
 5,295,000    Tabernash Meadows Water and Sanitation District G.O. Series 2000,
                8.40% due 6/1/2020................................................      4,909,206
 1,780,000    Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                1997, 8.00% due 6/1/2017..........................................      1,813,517
   975,000    Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series
                1999, 7.50% due 12/1/2018.........................................        978,257
                                                                                     ------------
              Total Colorado Municipal Bonds (cost $135,503,933)..................   $133,551,268
                                                                                     ------------
                         COLORADO CERTIFICATES OF PARTICIPATION -- 0.4%
   155,000    Arapahoe County Recreation District Refunding Certificates of
                Participation Series 1996, 5.00%-5.20% due 12/1/2004-06...........        165,099
   600,000    Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due
                12/1/2019.........................................................        603,210
   145,000    Park School District R-3 Certificates of Participation Series 1995
                and 1996, 5.35%-5.45% due 6/1/2004-05.............................        145,875
                                                                                     ------------
              Total Colorado Certificates of Participation Bonds (cost
                $827,330).........................................................   $    914,184
                                                                                     ------------
                                 OTHER MUNICIPAL BONDS -- 39.7%
 6,800,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (The Oaks at Sunset Project) Series 1999 II, 6.00%
                due 6/1/2036......................................................      6,800,000

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                              OTHER MUNICIPAL BONDS -- (CONTINUED)
 4,580,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (Chesapeake Bay Apartments Project) Series 1999
                HH, 6.00% due 6/1/2032............................................      4,580,000
 7,700,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (San Luis Bay Village Apartments Project) Series
                1999 TT, 6.25% due 9/1/2036.......................................      7,700,000
 6,050,000    California Statewide Communities Development Authority Multifamily
                Housing Revenue (Heritage at Glendale City Apartments Project)
                Junior Subordinate Series 2002 PP-2, PP-3, 5.250% due 12/1/2006...      6,050,000
 9,400,000    Canton Georgia Housing Authority Multifamily Revenue (Peaks at Bells
                Ferry Apartments Project) Series 2002A & Subordinate B, 6.30% due
                12/1/2035.........................................................      9,400,000
 4,453,000    City of San Jose Multifamily Housing Revenue (Hacienda Villa Creek
                Senior Apartments Project) Senior Series G-1, 6.40% due
                12/1/2034.........................................................      4,453,000
 5,565,000    County of El Paso Housing Finance Corporation Multifamily Housing
                Revenue (San Jose, Ltd. Project) Series 1999A & B, 6.00%-6.10% due
                8/1/2031..........................................................      5,565,000
   525,000    Lisbon (City of) North Dakota Industrial Revenue Series 2002C,
                (Harvest Board LLC) 15.00% due 4/1/2005...........................        441,000
 4,500,000    Lisbon (City of) North Dakota Industrial Revenue Bonds Series 2001A,
                (Harvest Board LLC) 15.00% due 4/1/2011...........................      3,780,000
 9,750,000    Maricopa County Arizona Multifamily Revenue (Rancho Del Sol
                Apartments) Series 2002A, Subordinate Series B & Junior
                Subordinate Series C, 6.40% due 12/1/2024-35......................      9,750,000
 5,000,000    Newman Capital Trust II Series 2001-1 (California) Subordinate Class
                B Certificates, 9.75% due 4/1/2032................................      5,000,000
   515,000    Sandoval County New Mexico Project Revenue Tournament Soccer Complex
                Series 1997, 7.50% due 8/15/2006..................................        504,329
 8,140,000    Speedway Indiana Multifamily Economic Development Revenue (Hermitage
                Apartments Project) Series 1999, 6.00% due 5/1/2031...............      8,140,000
11,200,000    Texas State Department Housing & Community Affairs Multifamily
                Revenue (Reading Road Apartments) Series A & B 2003, 6.75% due
                6/1/2041..........................................................     11,200,000
 9,500,000    Travis County Texas Multifamily Finance Corporation Revenue (Eagles
                Landing Apartments) Series 2002A & Subordinate Series 2002B, 6.25%
                due 12/1/2035.....................................................      9,500,000

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

FACE AMOUNT                                                                          MARKET VALUE
-----------                                                                          ------------
                              OTHER MUNICIPAL BONDS -- (CONTINUED)
 1,280,000    Uinta County Wyoming School District No. 6 Series 2002, 2.50%-3.00%
                due 12/1/2003-04..................................................      1,280,675
                                                                                     ------------
              Total Other Municipal Bonds (cost $94,958,000)......................   $ 94,144,004
                                                                                     ------------
              TOTAL INVESTMENTS, AT VALUE (COST $233,947,573)*............   96.5%    228,609,456
              OTHER ASSETS NET OF LIABILITIES.............................    3.5       8,301,443
                                                                            ------   ------------
              NET ASSETS..................................................  100.0%   $236,910,899
                                                                            ======   ============

---------------

 *   Tax cost basis approximates book cost basis.

(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d) Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                    STATEMENT OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

(g) Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2003. Income on this security is derived from the cash flow of the issuer.

(h)  Represents current interest rate for a variable/step rate bond.

(i) Terms of security have been restructured since the original issuance. The face amount of restructured securities approximates $13,929,710 and a market value of $2,287,367 or 1.0% of net assets, respectively, as of March 31, 2003.

     The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

     G.O. -- General Obligation
     GID -- General Improvement District
     LID -- Local Improvement District
     Ltd. -- Limited

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                  ASSETS
Investments, at value (cost $233,947,573)...................  $228,609,456
  -- see accompanying statement
Cash........................................................     8,718,279
Interest receivable.........................................     5,455,139
Shares of beneficial interest sold..........................     1,401,581
                                                              ------------
TOTAL ASSETS................................................   244,184,454
                                                              ------------

                               LIABILITIES
Payables and other liabilities:
  Dividends payable.........................................       681,762
  Shares of beneficial interest redeemed....................     6,503,500
  Accrued expenses..........................................        88,294
                                                              ------------
TOTAL LIABILITIES...........................................     7,273,556
                                                              ------------
NET ASSETS..................................................  $236,910,899
                                                              ============
COMPOSITION OF NET ASSETS
Paid-in capital.............................................  $242,238,043
Accumulated net realized gains..............................        10,973
Net unrealized depreciation of investments (note 3).........    (5,338,117)
                                                              ------------
NET ASSETS..................................................  $236,910,899
                                                              ============
NET ASSET VALUE AND REDEMPTION VALUE PER SHARE
  (based on 25,765,159 shares of beneficial interest
  outstanding)..............................................  $       9.19
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus sales charge of 4.75% of offering
  price)....................................................  $       9.65
                                                              ============

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS
                  FOR SEMI-ANNUAL PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest..................................................  $ 8,250,965
                                                              -----------
EXPENSES:
  Management fees (note 4)..................................      559,780
  Bank fees (note 5)........................................        4,452
  Custodian fees (note 5)...................................       36,975
  Legal and auditing fees...................................       59,150
  Portfolio pricing fees (note 5)...........................        9,398
  Registration fees.........................................       18,200
  Shareholders' reports.....................................       18,200
  Transfer agency expenses (note 4).........................       36,400
  Trustees' fees............................................        1,274
  Other.....................................................        2,730
                                                              -----------
          TOTAL EXPENSES....................................      746,559
Earnings credits on cash balances (note 5)..................      (50,825)
                                                              -----------
          NET EXPENSES......................................      695,734
                                                              -----------
NET INVESTMENT INCOME.......................................    7,555,231
                                                              -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Realized net gain on investments..........................       56,588
  Change in net unrealized (depreciation) on investments....   (3,431,146)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS).....................   (3,374,558)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 4,180,673
                                                              ===========

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR SEMI-ANNUAL PERIOD ENDED MARCH 31, 2003 AND
                      FISCAL YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                               MARCH 31,     SEPTEMBER 30,
                                                                  2003           2002
                                                              ------------   -------------
FROM INVESTMENT ACTIVITIES:
  Net investment income.....................................  $  7,555,231   $ 10,656,026
  Realized net gain on investments..........................        56,588        120,313
  Change in unrealized (depreciation) on investments........    (3,431,146)    (1,150,841)
                                                              ------------   ------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            OPERATIONS......................................     4,180,673      9,625,498
                                                              ------------   ------------
  DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME......    (7,555,231)   (10,656,026)
                                                              ------------   ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares..............................    50,846,398     73,956,913
  Dividends reinvested......................................     4,334,027      6,157,239
  Payments for shares redeemed..............................   (15,946,369)   (16,552,606)
                                                              ------------   ------------
          INCREASE IN NET ASSETS DERIVED FROM BENEFICIAL
            INTEREST TRANSACTIONS...........................    39,234,056     63,561,546
                                                              ------------   ------------
          NET INCREASE IN NET ASSETS........................    35,859,498     62,531,018
NET ASSETS
  Beginning of period.......................................   201,051,401    138,520,383
                                                              ------------   ------------
  End of period.............................................  $236,910,899   $201,051,401
                                                              ============   ============

                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                  ENDED        FOR FISCAL YEARS ENDED SEPTEMBER 30,
                                                MARCH 31,     ---------------------------------------
                                                   2003         2002       2001      2000      1999
                                                ----------    --------   --------   -------   -------
PER SHARE OPERATING DATA:
Net Asset Value, beginning of period..........   $   9.33     $   9.39   $   9.35   $  9.42   $  9.64
                                                 --------     --------   --------   -------   -------
Net investment income.........................       0.31         0.59       0.68      0.68      0.56
Net realized and unrealized gain (loss) on
  investments.................................      (0.14)       (0.06)      0.04     (0.07)    (0.22)
                                                 --------     --------   --------   -------   -------
Increase from investment operations...........       0.17         0.53       0.72      0.61      0.34
Dividends from net investment income..........      (0.31)       (0.59)     (0.68)    (0.68)    (0.56)
                                                 --------     --------   --------   -------   -------
Net increase (decrease) in net asset value....      (0.14)       (0.06)      0.04     (0.07)    (0.22)
                                                 --------     --------   --------   -------   -------
Net Asset Value, end of period................   $   9.19     $   9.33   $   9.39   $  9.35   $  9.42
                                                 ========     ========   ========   =======   =======
TOTAL RETURN, AT NET ASSET VALUE(1)...........       1.93%+       5.90%      7.79%     6.76%     3.64%
                                                 ========     ========   ========   =======   =======
RATIOS/SUPPLEMENTAL DATA:
  Net investment income.......................       6.76%*       6.77%      7.14%     7.18%     5.96%
  Total expenses..............................       0.67%*       0.64%      0.66%     0.81%     0.73%
  Net expenses................................       0.62%*       0.59%      0.60%     0.73%     0.64%
Net assets, end of period (000s)..............   $236,911     $201,051   $138,520   $96,993   $84,142
                                                 ========     ========   ========   =======   =======
Ratios to average net assets:
  Portfolio turnover rate(2)..................       8.70%*       6.03%      7.91%    18.11%    21.95%
                                                 ========     ========   ========   =======   =======

---------------

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2003 were $16,144,787 and $5,641,257, respectively.

 +  Not Annualized

 *  Annualized
                See accompanying notes to financial statements.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Colorado BondShares -- A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

  (a)  INVESTMENT VALUATION

     The values of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  (b)  INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required.

  (c)  OTHER/SECURITY CREDIT RISK

     Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non rated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal,

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued, approximates $9,100,182 and a market value of $525,976 which represents .22% (twenty-two hundredths of one percent) of net assets, as of March 31, 2003.

  (d)  USES OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)  SHARES OF BENEFICIAL INTEREST

     The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for six month period ended March 31, 2003 and fiscal year ended September 30, 2002, were as follows:

                                                            SIX MONTHS    YEAR ENDED
                                                            MARCH 31,    SEPTEMBER 30,
                                                               2003          2002
                                                            ----------   -------------
Shares sold...............................................   5,471,269     7,913,179
Dividends reinvested......................................     465,958       658,286
                                                            ----------    ----------
                                                             5,937,227     8,571,465
Shares redeemed...........................................  (1,721,657)   (1,770,703)
                                                            ----------    ----------
NET INCREASE IN SHARES OUTSTANDING........................   4,215,570     6,800,762
                                                            ==========    ==========

(3)  UNREALIZED GAINS AND LOSSES

     At March 31, 2003, the net unrealized depreciation on investments of $5,338,117 was comprised of gross appreciation of $3,161,084 and gross depreciation of $8,499,201.

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

(4)  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2003. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)  EARNINGS CREDITS ON CASH BALANCES

     Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the fund's custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $36,975, Wells Fargo Bank service fees of $4,452 and pricing fees of $9,398 for services provided by Standard and Poor's, a division of The McGraw-Hill Companies.

                                                     (COLORADO LOGO AND ADDRESS)